Ordinary Shares	12 Months Ended
Dec. 31, 2022
Ordinary Shares
Ordinary Shares

21.  Ordinary Shares

Upon inception, each ordinary share was issued at a par value of US$0.00025 per share. Various numbers of ordinary shares have been issued to share-based compensation award recipients since inception. Each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of our company, each Class B ordinary share shall entitle the holder thereof to four (4) votes on all matters subject to vote at general meetings of our company, and each Class C ordinary share shall entitle the holder thereof to eight (8) votes on all matters subject to vote at general meetings of our company.

Each Class C ordinary share is convertible into one Class A ordinary share, whereas Class A ordinary shares are not convertible into Class C ordinary shares under any circumstances. Upon any transfer of Class C ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class C ordinary shares are automatically and immediately converted into the equal number of Class A ordinary shares.

As of December 31, 2021 and 2022, the authorized share capital of the Company is US$1,000 divided into 4,000,000,000 shares, comprising of: 2,500,000,000 and 2,632,030,222 Class A Ordinary Shares, 132,030,222 and nil Class B Ordinary Shares and 148,500,000 Class C Ordinary Shares, each at a par value of US$0.00025 per share, and 1,219,469,778 shares of a par value of US$0.00025 each of such class or classes as the board of directors may determine.

In 2020, the Company consummated the follow-on offerings of a total of 82,800,000, 101,775,000 and 78,200,000 American depositary shares (the “ADSs”) at a price of US$ 5.95, US$17.00 and US$ 39.00 per ADS, respectively.

In 2021, the Company completed the issuance of 53,292,401 ADSs with net proceeds of RMB12,677,554 (US$1,974,000) through an at-the-market offering.

As disclosed in Note 12 (ii), in 2021 and 2022, certain convertible notes were converted by respective holders, pursuant ot which the Company issued 69,728,868 and 8,978,401 ADSs, respectively.

Upon the Company’s listing of Class A ordinary shares on the Hong Kong Stock Exchange, all of the Company’s Class B ordinary shares were converted to Class A ordinary shares pursuant to the conversion notice delivered by the relevant shareholders. The shareholding structure of Class B ordinary shares and provisions related to Class B ordinary shares have been removed in the Company’s amended and restated memorandum and articles of association, as approved by the Company’s shareholders at the annual general meeting held at August 25, 2022.

As of December 31, 2021 and 2022, 4,000,000,000 ordinary shares were authorized, 1,661,749,433 shares and 1,680,220,892 shares were issued, and 1,643,669,180 shares and 1,662,159,868 shares were outstanding, respectively. The share number excludes 38,884,788 Class A Ordinary Shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuance upon the exercise or vesting of awards granted under the Company’s share incentive plans.